Label	Element	Value
Risk/Return:	rr_RiskReturnAbstract
Document Type	dei_DocumentType	Other
Document Period End Date	dei_DocumentPeriodEndDate	Dec 31, 2010
Registrant Name	dei_EntityRegistrantName	EQ ADVISORS TRUST
Central Index Key	dei_EntityCentralIndexKey	0001027263
Amendment Flag	dei_AmendmentFlag	false
Document Creation Date	dei_DocumentCreationDate	May 3, 2011
Document Effective Date	dei_DocumentEffectiveDate	May 3, 2011
Prospectus Date	rr_ProspectusDate	May 1, 2011

EQ/AllianceBernstein Small Cap Growth Portfolio

EQ/AllianceBernstein Small Cap Growth Portfolio

Effective immediately, the second sentence of the first paragraph under the caption "EQ/AllianceBernstein Small Cap Growth Portfolio – Investments, Risks and Performance – Principal Investment Strategy" of the Prospectus is deleted and revised as follows:

Small capitalization companies mean those companies with market capitalizations within the range of the Russell 2500 Index at the time of purchase (market capitalization range of approximately  $24.2 million to  $13.7 billion as of December 31, 2010).

Label	Element	Value
Risk/Return:	rr_RiskReturnAbstract
Registrant Name	dei_EntityRegistrantName	EQ ADVISORS TRUST
Prospectus Date	rr_ProspectusDate	May 1, 2011
EQ/AllianceBernstein Small Cap Growth Portfolio
Risk/Return:	rr_RiskReturnAbstract
Supplement [Text Block]	cik001027263s_SupplementTextBlock

EQ/AllianceBernstein Small Cap Growth Portfolio

Effective immediately, the second sentence of the first paragraph under the caption "EQ/AllianceBernstein Small Cap Growth Portfolio – Investments, Risks and Performance – Principal Investment Strategy" of the Prospectus is deleted and revised as follows:

Small capitalization companies mean those companies with market capitalizations within the range of the Russell 2500 Index at the time of purchase (market capitalization range of approximately  $24.2 million to  $13.7 billion as of December 31, 2010).

Label	Element	Value
Risk/Return:	rr_RiskReturnAbstract
Prospectus Date	rr_ProspectusDate	May 1, 2011